MARCH 15, 2021

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD MULTIFACTOR FUNDS

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED JANUARY 28, 2021

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

I.

Effective as of March 15, 2021, Amy N. Furlong no longer serves as Treasurer of The Hartford Mutual Funds II, Inc. (the “Company”), but Ms. Furlong will continue to serve as Vice President of the Company. Effective as of the same date, David A. Naab serves as Treasurer and Vice President of the Company. Accordingly, the “Officers and Interested Director” table in the section entitled “Fund Management” in the above referenced SAI is revised to delete the title of Treasurer with respect to Ms. Furlong and add the following information with respect to Mr. Naab:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OFOFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DAVID A. NAAB (1985)	Vice President and Treasurer	Since March 15, 2021	Mr. Naab serves as Vice President and Treasurer of the Company. Prior to joining HFMC in 2021, Mr. Naab served in various positions as an associate, senior associate, manager, senior manager, and director within the investment management, financial services, and asset & wealth management practice groups of PricewaterhouseCoopers, LLP from 2007 to 2020.	N/A	N/A

II.	In the section entitled “Fund Management – Non-Interested Directors,” the first table is deleted in its entirety and replaced with the following:

NON-INTERESTED DIRECTORS

NAME OF DIRECTOR	FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Hilary E. Ackermann	None	None	Over $100,000
Robin C. Beery	None	None	Over $100,000
Lynn S. Birdsong	None	None	Over $100,000
Derrick D. Cephas	None	None	None
Christine R. Detrick	None	None	Over $100,000
Andrew A. Johnson	None	None	None
Paul L. Rosenberg	None	None	None
Lemma W. Senbet	None	None	Over $100,000
David Sung	None	None	None

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE.